Details of Significant Accounts - Details of Investment Tax Credits and Unrecognized Deferred Tax Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized deferred income tax assets	$ 4,966,727	$ 162,258	$ 4,285,913
Research and Development Expenditure
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused credits	358,394	11,708	307,403
Unrecognized deferred income tax assets	358,394	11,708	307,403
Employees’ Development and Training
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused credits	72	2	72
Unrecognized deferred income tax assets	$ 72	$ 2	$ 72